Subsequent Event - Additional Information (Detail) $ in Thousands	Apr. 05, 2022 USD ($)
Major Business Combination [Member] | Book My Forex Private Limited [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Total cash consideration	$ 7,711